UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-06302

Cohen & Steers Realty Shares, Inc.
(Exact name of registrant as specified in charter)

280 Park Avenue New York, NY		10017
(Address of principal executive offices)		(Zip code)

Francis C. Poli 280 Park Avenue New York, NY 10017
(Name and address of agent for service)

Registrant’s telephone number, including area code:		(212) 832-3232

Date of fiscal year end:	December 31

Date of reporting period:	March 31, 2010

Item 1. Schedule of Investments

COHEN & STEERS REALTY SHARES, INC.

SCHEDULE OF INVESTMENTS

March 31, 2010 (Unaudited)

	Number
	of Shares	Value
COMMON STOCK 97.4%
FINANCIAL—BANK 0.4%
SJB Escrow Corp., Class A, 144A (a),(b),(c),(d)	499,400	$9,988,000
REAL ESTATE 97.0%
DIVERSIFIED 7.9%
Alexander’s	58,564	17,518,249
Cousins Properties	3,573,733	29,697,721
Forest City Enterprises (d)	2,753,798	39,682,229
Lexington Realty Trust	1,345,484	8,759,101
Vornado Realty Trust	1,479,268	111,980,588
		207,637,888
HEALTH CARE 9.6%
Brookdale Senior Living (d)	2,220,711	46,257,410
HCP	1,914,745	63,186,585
Nationwide Health Properties	1,987,030	69,844,105
Senior Housing Properties Trust	255,755	5,664,973
Ventas	1,390,216	66,007,456
		250,960,529
HOTEL 7.9%
Gaylord Entertainment Co. (d)	596,592	17,474,180
Hersha Hospitality Trust	4,856,869	25,158,581
Hospitality Properties Trust	1,694,928	40,593,526
Host Hotels & Resorts	4,864,728	71,268,265
Hyatt Hotels Corp. (d)	698,087	27,197,469
Orient-Express Hotels Ltd. (d)	507,127	7,191,061
Pebblebrook Hotel Trust (d)	459,400	9,661,182
Sunstone Hotel Investors (d)	765,362	8,549,094
		207,093,358

	Number of Shares	Value
INDUSTRIAL 7.4%
AMB Property Corp.	463,361	$12,621,954
EastGroup Properties	1,127,786	42,562,643
ProLogis	10,515,470	138,804,204
		193,988,801
OFFICE 8.4%
Boston Properties	997,369	75,241,517
Kilroy Realty Corp.	424,970	13,106,075
Liberty Property Trust	1,642,341	55,741,054
Mack-Cali Realty Corp.	513,953	18,116,843
SL Green Realty Corp.	993,497	56,897,573
		219,103,062
OFFICE/INDUSTRIAL 1.4%
PS Business Parks	688,403	36,760,720
RESIDENTIAL 19.5%
APARTMENT 18.2%
Apartment Investment & Management Co.	2,809,775	51,727,958
AvalonBay Communities	626,196	54,072,025
BRE Properties	1,379,663	49,322,952
Camden Property Trust	902,043	37,552,050
Colonial Properties Trust	1,438,652	18,529,838
Education Realty Trust	1,647,909	9,458,998
Equity Residential	3,270,737	128,049,353
Essex Property Trust	209,086	18,807,286
Home Properties	817,124	38,241,403
Post Properties	1,169,055	25,742,591
UDR	2,437,378	42,995,348
		474,499,802
MANUFACTURED HOME 1.3%
Equity Lifestyle Properties	627,146	33,790,626
TOTAL RESIDENTIAL		508,290,428

	Number of Shares	Value
SELF STORAGE 6.6%
Public Storage	1,718,112	$158,049,123
Sovran Self Storage	437,236	15,242,047
		173,291,170
SHOPPING CENTER 22.7%
COMMUNITY CENTER 9.5%
Developers Diversified Realty Corp.	5,362,268	65,258,802
Inland Real Estate Corp.	1,060,233	9,701,132
Kimco Realty Corp.	4,768,216	74,574,898
Regency Centers Corp.	1,031,401	38,646,596
Weingarten Realty Investors	2,758,924	59,482,401
		247,663,829
REGIONAL MALL 13.2%
Macerich Co.	1,021,231	39,123,359
Simon Property Group	3,653,800	306,553,820
		345,677,179
TOTAL SHOPPING CENTER		593,341,008
SPECIALTY 5.6%
Digital Realty Trust	632,346	34,273,153
Plum Creek Timber Co.	1,087,031	42,296,376
Rayonier	1,140,039	51,791,972
Weyerhaeuser Co.	379,591	17,184,085
		145,545,586
TOTAL REAL ESTATE		2,536,012,550

		Value

TOTAL INVESTMENTS (Identified cost—$1,840,780,945)	97.4%	$2,546,000,550

OTHER ASSETS IN EXCESS OF LIABILITIES	2.6	66,900,543

NET ASSETS (Equivalent to $51.34 per share based on 50,897,489 shares of common stock outstanding)	100.0%	$2,612,901,093

Note: Percentages indicated are based on the net assets of the Fund.

(a) Fair valued security.  This security has been valued at its fair value as determined in good faith under procedures established by and  under the general supervision of the Fund’s Board of Directors. Aggregate fair value securities represent 0.4% of net assets of the Fund.

(b) Illiquid security.  Aggregate holdings equal 0.4% of net assets of the Fund.

(c) Resale is restricted to qualified institutional investors. Aggregate holdings equals 0.4% of net assets of the Fund.

(d) Non-income producing security.

Cohen & Steers Realty Shares, Inc.

NOTES TO FINANCIAL STATEMENTS

Note 1. Portfolio Valuation: Investments in securities that are listed on the New York Stock Exchange are valued, except as indicated below, at the last sale price reflected at the close of the New York Stock Exchange on the business day as of which such value is being determined. If there has been no sale on such day, the securities are valued at the mean of the closing bid and asked prices for the day or, if no asked price is available, at the bid price.

Securities not listed on the New York Stock Exchange but listed on other domestic or foreign securities exchanges are valued in a similar manner. Securities traded on more than one securities exchange are valued at the last sale price on the business day as of which such value is being determined as reflected on the tape at the close of the exchange representing the principal market for such securities. If after the close of a foreign market, but prior to the close of business on the day the securities are being valued, market conditions change significantly, certain foreign securities may be fair valued pursuant to procedures established by the Board of Directors.

Readily marketable securities traded in the over-the-counter market, including listed securities whose primary market is believed by Cohen & Steers Capital Management, Inc. (the advisor) to be over-the-counter, are valued at the official closing prices as reported by sources as the Board of Directors deem appropriate to reflect their fair market value. If there has been no sale on such day, the securities are valued at the mean of the closing bid and asked prices for the day, or if no asked price is available, at the bid price. However, certain fixed-income securities may be valued on the basis of prices provided by a pricing service when such prices are believed by the Board of Directors to reflect the fair market value of such securities.

Securities for which market prices are unavailable, or securities for which the advisor determines that the bid and/or asked price does not reflect market value, will be valued at fair value pursuant to procedures approved by the Fund’s Board of Directors. Circumstances in which market prices may be unavailable include, but are not limited to, when trading in a security is suspended, the exchange on which the security is traded is subject to an unscheduled close or disruption or material events occur after the close of the exchange on which the security is principally traded. In these circumstances, the Fund determines fair value in a manner that fairly reflects the market value of the security on the valuation date based on consideration of any information or factors it deems appropriate. These may include, but are not limited to, recent transactions in comparable securities, information relating to the specific security and developments in the markets.

The Fund’s use of fair value pricing may cause the net asset value of Fund shares to differ from the net asset value that would be calculated using market quotations. Fair value pricing involves subjective judgments and it is possible that the fair value determined for a security may be materially different than the value that could be realized upon the sale of that security.

Cohen & Steers Realty Shares, Inc.

NOTES TO FINANCIAL STATEMENTS (Continued)

Short-term debt securities with a maturity date of 60 days or less are valued at amortized cost, which approximates value.

Fair value is defined as the price that the Fund would receive to sell an investment or pay to transfer a liability in an orderly transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability.  The hierarchy of inputs that are used in determining the fair value of the Fund’s investments is summarized below.

•                  Level 1 — quoted prices in active markets for identical investments

•                  Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, credit risk, etc.)

•                  Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of March 31, 2010 in valuing the Fund’s investments carried at value:

	Total	Quoted Prices In Active Market for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Common Stock — Financial - Bank	$9,988,000	$—	—	$9,988,000
Common Stock — Real Estate	2,536,012,550	2,536,012,550	—	—
Total Investments	$2,546,000,550	$2,536,012,550	—	$9,988,000

Cohen & Steers Realty Shares, Inc.

NOTES TO FINANCIAL STATEMENTS (Continued)

Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

Investments in Securities

Balance as of December 31, 2009	$—

Net purchases	9,988,000

Balance as of March 31, 2010	$9,988,000

Investments classified as Level 3 infrequently trade and have significant unobservable inputs. The Level 3 common stock has been fair valued utilizing inputs and assumptions which include book value, recent comparables in similar securities, as well as liquidity and market risk factors.

Note 2. Income Tax Information

As of March 31, 2010, the federal tax cost and net unrealized appreciation on securities were as follows:

Cost for federal income tax purposes	$1,840,780,945
Gross unrealized appreciation	$705,223,605
Gross unrealized depreciation	(4,000)
Net unrealized appreciation	$705,219,605

Item 2. Controls and Procedures

(a)                                The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) are effective based on their evaluation of these disclosure controls and procedures required by Rule 30a-3(b) under the Investment Company Act of 1940 and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act as of a date within 90 days of the filing of this report.

(b)                               During the last fiscal quarter, there were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

(a)                                Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

COHEN & STEERS REALTY SHARES, INC.

By:	/s/ Adam M. Derechin
Name: Adam M. Derechin
Title: President

Date: June 1, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Adam M. Derechin	By:	/s/ James Giallanza
	Name: Adam M. Derechin		Name: James Giallanza
	Title: President and principal executive officer		Title: Treasurer and principal financial officer

Date: June 1, 2010